Derivatives and hedge accounting - Notional amounts of hedging instruments (Details) - LIBOR indexed fair value and cash flow hedges - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
USD [member]
Disclosure of risk management strategy related to hedge accounting [table]
Nominal Amount Of Hedging Instrument	41,473	41,020
Great-Britain Pound [member]
Disclosure of risk management strategy related to hedge accounting [table]
Nominal Amount Of Hedging Instrument		1,500
JPY [member]
Disclosure of risk management strategy related to hedge accounting [table]
Nominal Amount Of Hedging Instrument		410
CHF [member]
Disclosure of risk management strategy related to hedge accounting [table]
Nominal Amount Of Hedging Instrument		315